Share-Based Payments - Portfolio Performance Shares Activity (Details) shares in Thousands	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Vested and expected to vest, end of period, shares	88,469
Portfolio Performance Shares [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Nonvested, beginning of period, shares	19,261
Granted, shares	6,212
Vested, shares	(6,882)
Forfeited, shares	(897)
Nonvested, end of period, shares	17,694
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Nonvested, beginning of period, weighted-average grant date fair value per share (in dollars per share) | $ / shares	$ 43.65
Granted, weighted-average grant date fair value per share (in dollars per share) | $ / shares	43.35
Vested, weighted-average grant date fair value per share (in dollars per share) | $ / shares	42.89
Forfeited, weighted-average grant date fair value per share (in dollars per share) | $ / shares	39.93
Nonvested, end of period, weighted-average grant date fair value per share (in dollars per share) | $ / shares	$ 39.18
Vested and expected to vest, end of period, shares	32,000